OTHER ACCRUED LIABILITIES - Schedule of Changes in Warranty Costs Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER ACCRUED LIABILITIES
Beginning of year	€ 370	€ 547
Amount used during the year	(268)	(308)
New warranty expenses	266	131
End of year	368	370
Less current portion	(262)	(260)
Long term portion	€ 106	€ 110